Borrowings (Details) - Hong Kong [Member] $ in Millions	1 Months Ended
Sep. 30, 2022 USD ($)
Borrowings (Details) [Line Items]
Annual interest at fixed rate, percentage	10.85%
Office premises with carrying amount	$ 5.7